Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Description of Business and Basis of Presentation
MarketWise Inc, and its predecessor for accounting purposes, MarketWise, LLC (formerly Beacon Street Group, LLC) are collectively referred to herein as “MarketWise,” “the Company,” “we,” “us,” or “our”. The Company provides independent investment research for investors around the world. We believe we are a leading content and technology multi-brand platform for self-directed investors. We offer a comprehensive portfolio of high-quality, independent investment research, as well as several software and analytical tools, on a subscription basis.
While our headquarters are in Baltimore, Maryland, we operate multiple subsidiaries in the United States.
Reverse Recapitalization with Ascendant Digital Acquisition Corp.
On July 21, 2021, as contemplated by the Business Combination Agreement, dated as of March 1, 2021, by and among Ascendant Digital Acquisition Corp. (“ADAC”), MarketWise, LLC, all of the members of MarketWise, LLC (the “MarketWise Members”), and Shareholder Representative Services LLC, (as amended, the “Transaction Agreement”), ADAC was domesticated and continues as a Delaware corporation, changing its name to “MarketWise, Inc.”
As a result of, and upon the effective time thereof, among other things, (1) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of ADAC (the “ADAC Class A ordinary shares”) automatically converted, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of MarketWise, Inc. (the “Class A common stock”); (2) each of the then issued and outstanding redeemable warrants of ADAC automatically converted into a redeemable warrant to acquire one share of Class A common stock (the “warrants”); and (3) each of the then issued and outstanding units of ADAC that had not been previously separated into the underlying ADAC Class A ordinary shares and underlying warrants upon the request of the holder thereof were cancelled and entitled the holder thereof to one share of Class A common stock and one-half of one warrant. No fractional warrants were issued upon such separation.
On July 21, 2021, as contemplated by the Transaction Agreement, MarketWise, Inc. and MarketWise, LLC consummated the business combination contemplated by the Transaction Agreement whereby (i) MarketWise, LLC restructured its capitalization, appointed MarketWise, Inc. as its managing member, and issued to MarketWise, Inc. 28,003,096 common units of MarketWise, LLC (the “MarketWise Units”), and 30,979,993 warrants to purchase MarketWise Units and (ii) MarketWise, Inc. issued 291,092,303 shares of Class B common stock, par value $0.0001 per share, of MarketWise, Inc. (the “Class B common stock” and, together with the Class A common stock, the “common stock”) to the MarketWise Members.
As previously announced, on March 1, 2021, concurrently with the execution of the Transaction Agreement, ADAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) who subscribed for 15,000,000 shares of Class A common stock at $10.00 per share for an aggregate commitment amount of $150,000 (the “PIPE Investment” and, together with the other transactions described above and all transactions contemplated by or pursuant to the Transaction Agreement, the “Transactions”). The PIPE Investment was consummated on July 21, 2021 substantially concurrently with the closing of the other Transactions.
Immediately after giving effect to the Transactions, there were 28,003,096 shares of Class A common stock (including 3,051,000 Sponsor Earn Out Shares (as defined and discussed in our Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on July 28, 2021) the “Original Report”), 291,092,303 shares of Class B common stock, and 30,979,993 warrants outstanding (including 10,280,000 Private Placement Warrants (as defined in the Original Report)). Upon the consummation of the Transactions, ADAC’s ordinary shares, warrants, and units ceased trading on The New York Stock Exchange, and MarketWise, Inc.’s Class A common stock and warrants began trading on the Nasdaq under the symbols “MKTW” and “MKTW W,” respectively.
Immediately after giving effect to the Transactions, (1) ADAC’s public shareholders owned approximately 0.1% of the outstanding MarketWise, Inc. common stock, (2) the MarketWise Members owned approximately 91.2% of the outstanding MarketWise, Inc. common stock, (3) Ascendant Sponsor LP, a Cayman Islands exempted limited partnership and related parties (the “Sponsor”) collectively owned approximately 3.2% of the outstanding MarketWise, Inc. common stock (including 3,051,000 Sponsor Earn Out Shares), and (4) the PIPE Investors owned approximately 4.7% of the outstanding MarketWise, Inc. common stock.
The Transaction was accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Under the guidance in Accounting Standards Codifications (“ASC”) Topic 805, MarketWise, LLC is treated as the “acquirer” for financial reporting purposes. As such, MarketWise, LLC is deemed the accounting predecessor of the combined business and MarketWise, Inc. the successor registrant for SEC purposes, meaning that MarketWise, LLC’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC. The reverse recapitalization was treated as the equivalent of MarketWise, LLC issuing stock for the net assets of ADAC, accompanied by a recapitalization.
As part of the recapitalization Transactions, we recorded net cash proceeds from the Transactions of $113.6 million in equity. This cash amount includes: (1) the reclassification of ADAC’s Trust Account of $414.6 million to cash and cash equivalents that became available at the time of the Transactions; (2) proceeds of $150.0 million from the issuance and sale of MarketWise Class A common stock in the PIPE investment; (3) payment of $48.8 million in non-recurring transaction costs; (4) settlement of $14.5 million in deferred underwriters’ discount; and (5) the payment of $387.7 million to redeeming shareholders of ADAC. We also recorded (1) $45.0 million in equity related to the establishment of the initial value of the warrants; and (2) $11.1 million in equity related to the establishment of the initial value of deferred taxes.